STOCK BENEFIT PLANS (Schedule of Information Related to Outstanding Options) (Details) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price, Outstanding	$ 16.20	$ 16.20	$ 16.20
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period	77,019	77,019	77,019
Granted
Exercised
Forfeited
Outstanding, End of Period	77,019	77,019	77,019
Exercisable at year-end
Available for future grant
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period	37,500	37,500	37,500
Granted
Exercised
Forfeited
Outstanding, End of Period	37,500	37,500	37,500
Exercisable at year-end
Available for future grant
Weighted-Average Exercise Price, Outstanding	$ 16.20	$ 16.20	$ 16.20